Mar. 31, 2016

LOOMIS SAYLES GLOBAL GROWTH FUND

Supplement dated February 1, 2017 to the Prospectus and Summary Prospectus of Loomis Sayles

Global Growth Fund (the “Fund”), dated March 31, 2016, as may be revised or supplemented from time to time

Effective immediately, the sub-section “Principal Investment Strategies” within the “Fund Summary” and “Investment Goals, Strategies and Risks” sections is hereby supplemented with the following disclosure with regard to the Fund:

Notwithstanding the foregoing, the Adviser does not consider a security to be foreign if it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments or if the security’s country of risk defined by Bloomberg is the United States.